UNITED STATES
                                     SECURITIES AND EXCHANGE COMMISSION
                                          Washington, D.C. 20549

                                                  Form 13F

                                           FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2009
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Check here if Amendment [_]; Amendment Number: N/A
                                              -------
This Amendment ( Check only one):        [_] is a restatement.
                                         [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Duquesne Capital Management, L.L.C.
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Address:      2579 Washington Road, Suite 322
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              Pittsburgh, PA 15241
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              Form 13F File Number:  28-03925
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The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Joseph W. Haleski
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Title:        Vice President & Managing Director
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Phone:        412-854-3112
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Signature, Place, and Date of Signing:

 /s/ Joseph W. Haleski             Pittsburgh, PA                08/12/09
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 [Signature]                      [City, State]                 [Date]

Report Type

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

                                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
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Form 13F Information Table Entry Total:              99
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Form 13F Information Table Value Total:            $ 2,280,339  (thousands)
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List of Other Included Managers:                     NONE


Column 1                    Column 2          Column 3    Column 4        Column 5     Column 6 Column 7         Column 8

                                                                                                             Voting Authority
                            Title                           Value     Shrs Or  Sh/ Put/ Invstmt   Other    -------------------
Name of Issuer              of Class          Cusip       (x$1000)    Prn Amt  Prn Call Dscretn   Mngrs     Sole    Shared   None
---------------------------- --------------    ---------- ---------- ---------- --- --- -------- -------- ---------- ------ -----

American Elec Power Co Inc. COM               025537101      17,424    603,100 SH        SOLE               603,100
Amgen Inc.                  COM               031162100      23,823    450,000 SH        SOLE               450,000
Anadarko Petroleum Corp     COM               032511107       4,544    100,100 SH        SOLE               100,100
Atlas Energy Resources LLC  COM               049303100       6,129    300,000 SH        SOLE               300,000
Bank of America Corp.       COM               060505104      44,715  3,387,515 SH        SOLE             3,387,515
Bank of America Corp.       PUT               060505954       5,560     32,500 SH  PUT   SOLE                32,500
Barrick Gold Corp           COM               067901108      33,550  1,000,000 SH        SOLE             1,000,000
Boston Scientific Corp      COM               101137107       3,042    300,000 SH        SOLE               300,000
CIGNA Corp                  COM               125509109      20,477    850,000 SH        SOLE               850,000
CSX Corp                    COM               126408103       7,584    219,000 SH        SOLE               219,000
Cabot Oil & Gas Corp        COM               127097103      16,803    548,400 SH        SOLE               548,400
Cardiovascular Systems Inc. COM               141619106       1,067    138,389 SH        SOLE               138,389
Centex Corp                 COM               152312104           1        100 SH        SOLE                   100
Citigroup Inc.              PUT               172967951       6,024     29,878 SH  PUT   SOLE                29,878
Constellation Energy Group  COM               210371100       7,222    271,700 SH        SOLE               271,700
Continental Resources Inc.  COM               212015101      16,811    605,800 SH        SOLE               605,800
DPL Inc.                    COM               233293109       2,275     98,189 SH        SOLE                98,189
Deere & Co                  COM               244199105      89,535  2,241,183 SH        SOLE             2,241,183
Delta Air Lines Inc.        COM               247361702           7      1,240 SH        SOLE                 1,240
FirstEnergy Corp.           COM               337932107      59,245  1,528,900 SH        SOLE             1,528,900
Goldcorp Inc.               COM               380956409      17,375    500,000 SH        SOLE               500,000
Great Plains Energy Inc     COM               391164100       2,721    175,000 SH        SOLE               175,000
HSBC Holdings plc           SPON ADR          404280406       2,218     53,103 SH        SOLE                53,103
China 25 Index Fund i Shrs  FTSE XNHUA IDX    464287184      98,227  2,560,000 SH        SOLE             2,560,000
Itau Unibanco Banco Mult    SPON ADR          465562106      12,566    793,800 SH        SOLE               793,800
Lorillard Inc.              COM               544147101       2,203     32,500 SH        SOLE                32,500
Medicines Co                COM               584688105      11,327  1,350,000 SH        SOLE             1,350,000
Medicis Pharm Corp          CL A              584690309       3,264    200,000 SH        SOLE               200,000
Mitsubishi UFJ Fin'l Grp    SPON ADR          606822104       4,245    691,322 SH        SOLE               691,322
Newmont Mining Corp         COM               651639106     122,610  3,000,000 SH        SOLE             3,000,000
Norfolk Southern Corp       COM               655844108      13,814    366,700 SH        SOLE               366,700
Northeast Utilities         COM               664397106      10,207    457,500 SH        SOLE               457,500
OGE Energy Corp.            COM               670837103       5,185    183,100 SH        SOLE               183,100
ONEOK Inc.                  COM               682680103       5,417    183,700 SH        SOLE               183,700
Onyx Pharms Inc.            COM               683399109      14,130    500,000 SH        SOLE               500,000
Patterson Dental Co         COM               703395103      10,850    500,000 SH        SOLE               500,000
Pfizer Inc.                 COM               717081103       3,038    202,500 SH        SOLE               202,500
Pinnacle West Capital Corp  COM               723484101      39,497  1,310,000 SH        SOLE             1,310,000
Poniard Pharms Inc.         COM               732449301       2,075    347,500 SH        SOLE               347,500
Portland General Elec Co    COM               736508847       7,784    399,575 SH        SOLE               399,575
Rigel Pharms Inc.           COM               766559603      10,908    900,000 SH        SOLE               900,000
Salix Pharms Ltd.           COM               795435106       3,948    400,000 SH        SOLE               400,000
Henry Schein, Inc.          COM               806407102         293      6,106 SH        SOLE                 6,106
Schering-Plough Corp.       COM               806605101      46,472  1,850,000 SH        SOLE             1,850,000
Schlumberger Ltd.           COM               806857108       5,411    100,000 SH        SOLE               100,000
Sepracor Inc.               COM               817315104      17,320  1,000,000 SH        SOLE             1,000,000
Spectra Energy Corp         COM               847560109       5,922    350,000 SH        SOLE               350,000
Suncor Energy Inc.          COM               867224107      88,092  2,903,500 SH        SOLE             2,903,500
Teco Energy Inc.            COM               872375100       4,772    400,000 SH        SOLE               400,000
Teck Cominco Ltd.           CL B              878742204     106,420  6,666,900 SH        SOLE             6,666,900
Terra Industries Inc.       COM               880915103      21,301    879,500 SH        SOLE               879,500
Thermo Fisher Scientific IncCOM               883556102      28,539    700,000 SH        SOLE               700,000
TiVo Inc.                   COM               888706108         458     43,700 SH        SOLE                43,700
Unisource Energy Corp       COM               909205106      41,781  1,574,266 SH        SOLE             1,574,266
Walgreen Co                 COM               931422109       1,764     60,000 SH        SOLE                60,000
Wells Fargo & Co.           PERP PFD CNV A    949746804      13,344     17,000 SH        SOLE                17,000
Wyeth Inc.                  COM               983024100     305,475  6,730,000 SH        SOLE             6,730,000
Target Corp                 COM               87612E106       7,369    186,700 SH        SOLE               186,700
Grupo Aeroportunario SA     SPON ADR SER B    40051E202       2,090     53,600 SH        SOLE                53,600
Abraxis Bioscience Inc.     COM               00383Y102       1,843     50,000 SH        SOLE                50,000
Alpha Natural Res's Inc.    COM               02076X102     155,710  5,927,300 SH        SOLE             5,927,300
America Movil SAB de CV     ADR L SHS         02364W105      12,654    326,800 SH        SOLE               326,800
Amgen Inc.                  NOTE .125% 2/1/11 031162AN0         950  1,000,000 PRIN      SOLE             1,000,000
ArcelorMittal SA            NOTE 5% 5/15/14   03938LAK0       1,547  1,225,000 PRIN      SOLE             1,225,000
BioMarin Pharm Inc.         COM               09061G101       5,307    340,000 SH        SOLE               340,000
Biovail Corp                COM               09067J109       6,725    500,000 SH        SOLE               500,000
CMS Energy Corp.            NOTE 5.5% 6/15/29 125896BD1       2,080  2,000,000 PRIN      SOLE             2,000,000
Cepheid Inc.                COM               15670R107       3,297    350,000 SH        SOLE               350,000
Cheniere Energy, Inc.       COM               16411R208         206     70,200 SH        SOLE                70,200
Chunghwa Telecom Ltd.       SPONSORED ADR     17133Q403       3,966    200,000 SH        SOLE               200,000
Cliffs Natural Res's Inc.   COM               18683K101          12        500 SH        SOLE                   500
Dominion Resources Inc.     COM               25746U109       7,526    225,200 SH        SOLE               225,200
EQT Corp                    COM               26884L109      44,119  1,263,800 SH        SOLE             1,263,800
Endo Pharm's Hldgs Inc.     COM               29264F205       2,611    145,700 SH        SOLE               145,700
Entergy Corp                COM               29364G103      18,915    244,000 SH        SOLE               244,000
Fresnius Kabi Pharm Hldg IncRIGHT 06/30/2011  35802M115         135    500,000 SH        SOLE               500,000
Hess Corp                   COM               42809H107     119,052  2,214,922 SH        SOLE             2,214,922
InterMune Inc.              COM               45884X103      15,097    993,234 SH        SOLE               993,234
Medtronic Inc.              NOTE 1.5% 4/15/11 585055AL0       4,354  4,500,000 PRIN      SOLE             4,500,000
Micromet Inc.               COM               59509C105         996    200,000 SH        SOLE               200,000
Mosaic Co                   COM               61945A107      23,328    526,600 SH        SOLE               526,600
NII Holdings Inc.           CL B              62913F201       6,770    355,000 SH        SOLE               355,000
NII Holdings  Inc.          NOTE 2.75% 8/25   62913FAF9      29,920 32,000,000 PRIN      SOLE            32,000,000
NII Holdings  Inc.          NOTE 3.125% 6/12  62913FAJ1       9,225 12,000,000 PRIN      SOLE            12,000,000
Optimer Pharms Inc.         COM               68401H104       8,982    600,000 SH        SOLE               600,000
Range Resources Corp        COM               75281A109      58,984  1,424,400 SH        SOLE             1,424,400
SPDR TR                     PUT               78462F953         249      3,000 SH  PUT   SOLE                 3,000
SCANA Corp                  COM               80589M102       1,130     34,800 SH        SOLE                34,800
Tenaris S.A.                SPONSORED ADR     88031M109       6,081    224,900 SH        SOLE               224,900
Visa Inc.                   COM CL A          92826C839       3,238     52,000 SH        SOLE                52,000
W&T Offshore, Inc.          COM               92922P106       2,870    294,700 SH        SOLE               294,700
Walter Energy Inc.          COM               93317Q105      57,618  1,589,900 SH        SOLE             1,589,900
XTO Energy Inc.             COM               98385X106       2,750     72,100 SH        SOLE                72,100
Zimmer Holdings Inc.        COM               98956P102      14,910    350,000 SH        SOLE               350,000
Energy XXI Acquisition Corp COM               G10082108         585  1,132,623 SH        SOLE             1,132,623
Covidien PLC                SHS               G2554F105      29,952    800,000 SH        SOLE               800,000
Warner Chilcott Limited     COM CL A          G9435N108      36,230  2,755,119 SH        SOLE             2,755,119
Weatherford Int'l Ltd.      REG               H27013103      71,688  3,665,006 SH        SOLE             3,665,006
Transocean Ltd.             REG SHS           H8817H100      42,457    571,500 SH        SOLE               571,500

Grand Total                                               2,280,339

